Average Annual Total Returns	12 Months Ended	60 Months Ended	94 Months Ended				120 Months Ended	194 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	[2]	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024
MSCI All Country World Index Net (reflects no deduction for fees or expenses) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.06%			10.39%	[1]	9.23%
MSCI All Country World Index Growth Net (reflects no deduction for fees or expenses) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.23%	13.07%			13.68%	[1]	11.88%
Lipper Global Multi-Cap Growth Funds Average [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.17%	9.69%	11.38%				9.98%
T. Rowe Price Global Growth Stock Fund - Investor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.81%	9.79%					10.46%
Performance Inception Date								Oct. 27, 2008
T. Rowe Price Global Growth Stock Fund - Investor Class [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.80%	8.89%					9.74%
T. Rowe Price Global Growth Stock Fund - Investor Class [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.15%	7.45%					8.35%
T. Rowe Price Global Growth Stock Fund - I Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.09%	10.01%			12.15%
Performance Inception Date					Mar. 06, 2017
T. Rowe Price Global Growth Stock Fund - Advisor Class [Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.57%	9.55%					10.27%
Performance Inception Date								Oct. 27, 2008

[1]	Return since 3/6/17.
[2]	Return since 2/28/17.